Provision for de-characterization of dam structures and asset retirement obligations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Provision For De-characterization Of Dam Structures And Asset Retirement Obligations
De-characterization of upstream geotechnical structures	$ (53)	$ (56)	$ (56)	$ (65)
Obligation for asset decommissioning	(14)	4	(9)	12
Total	$ (67)	$ (52)	$ (65)	$ (53)